Note 41 Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Line Items]
Impairment loss on financial assets at fair value through other comprehensive income	€ 59	€ 35
Gains (losses) on financial assets at amortised cost	2,781	1,958
Gain on recovery of loans and advances previously written off	(211)	(174)
Impairment loss on financial assets	€ 2,839	€ 1,993